Impairment (Impairment Reversal) of Mineral Stream Interests (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Impairment (Reversal) of Mineral Stream Interests

		Years Ended December 31

(in thousands)	Note	2022	2021

Gold interests

Other gold interests

777	19	$1,719	$-

Silver interests

Other silver interests

Keno Hill		$(10,330)	$-

Cobalt Interests

Voisey’s Bay		-	(156,717)

Total net impairment reversal		$(8,611)	$(156,717)